RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
11	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2015, 2016, and 2017, the Company entered into related party transactions with Mr. Han, Chuanbang Business Consulting (Beijing) Co., Ltd. (“Chuanbang”), which is wholly owned by Mr. Han, and Precise Advance Limited (“Precise”), which is owned by an executive of the Company’s shareholder. The significant related party transactions are summarized as follows:

		Year Ended December 31,
		2015	2016	2017
		RMB	RMB	RMB
Transactions with Chuanbang
Cash collection service fee	(a)	2,053	6,445	3,230
Transactions with others
Advances from Precise	(b)	(1,432)	—	—
Repayment of advances from Precise	(b)	1,432	—	—

Notes:

(a)
Pursuant to an agreement between Chuanbang and the Company, beginning August 2013, Chuanbang provides cash collection service on the Company’s accounts receivable. The fee for the service is calculated based on 2%~12% of the amount collected. Employees of Chuanbang include former employees of the Company who worked in the credit evaluation department. Chuanbang also provides similar cash collection service to financial institutions in the PRC. The cash collection service fee which is included in general and administrative expenses in the consolidated statement of comprehensive income was RMB2,053, RMB6,445, and RMB3,230 for the years ended December 31, 2015, 2016 and 2017, respectively.

There was a receivable balance of RMB447 resulted from being a guarantor of historical student loans as of December 31, 2016 and December 31, 2017. There was no new transactions occurred during 2015, 2016 and 2017 as the guarantee business was terminated before the year of 2015.

There was a payable balance of RMB526 and RMB216 resulted from Chuanbang’s cash collection services mentioned above as of December 31, 2016 and December 31, 2017.

The amount due to Chuanbang as of December 31, 2016 was RMB79, which has been fully paid by March 31, 2017. The amount due from Chuanbang as of December 31, 2017 was RMB231.

(b)
In September 2015, Precise, which is owned by an executive of Kohlberg Kravis Roberts & Co. L.P (“KKR”), a shareholder of the Company, provided cash advances in the amount of RMB1,432 to the Company in order to fund its share repurchase plan. The Company has fully repaid the advances in October 2015.